Unaudited Condensed Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Total	Equity attributable to parent company shareholders	Share capital	Share premium	Other reserves	Total retained earnings	Own shares	Other retained earnings	Non-controlling interests
Beginning balance at Jun. 30, 2024	$ 12,070	$ 10,032	$ 887	$ 1,703	$ (91)	$ 7,533	$ (2,250)	$ 9,783	$ 2,038
Profit for the period	2,075	1,935				1,935		1,935	140
Other comprehensive (loss)/income	(384)	(370)			(373)	3		3	(14)
Total comprehensive (loss)/income for the period	1,691	1,565			(373)	1,938		1,938	126
Employee share schemes	22	22				22	19	3
Share-based incentive plans	33	33				33		33
Share-based incentive plans in respect of associates	2	2				2		2
Share-based payments and purchase of own shares in respect of subsidiaries	(5)	(3)				(3)		(3)	(2)
Change in non-controlling interests from disposal of business	11								11
Change in fair value of put option	11	11				11		11
Reversal of share buyback transaction cost	21	21				21		21
Dividends	(1,451)	(1,399)				(1,399)		(1,399)	(52)
Ending balance at Dec. 31, 2024	12,405	10,284	887	1,703	(464)	8,158	(2,231)	10,389	2,121
Beginning balance at Jun. 30, 2025	13,178	11,090	887	1,703	454	8,046	(2,228)	10,274	2,088
Profit for the period	2,110	1,995				1,995		1,995	115
Other comprehensive (loss)/income	(150)	(126)			(136)	10		10	(24)
Total comprehensive (loss)/income for the period	1,960	1,869			(136)	2,005		2,005	91
Employee share schemes	22	22				22	16	6
Share-based incentive plans	27	27				27		27
Share-based incentive plans in respect of associates	3	3				3		3
Change in non-controlling interests from disposal of business	(28)								(28)
Change in fair value of put option	(9)	(9)				(9)		(9)
Dividends	(1,459)	(1,401)				(1,401)		(1,401)	(58)
Ending balance at Dec. 31, 2025	$ 13,694	$ 11,601	$ 887	$ 1,703	$ 318	$ 8,693	$ (2,212)	$ 10,905	$ 2,093